FINANCIAL INSTRUMENTS (Summary of hedged items) (Details) - Cash flow hedges - USD ($) $ in Thousands	Jan. 02, 2022	Jan. 03, 2021
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	$ 0	$ 0
Financial liabilities, carrying value	0	0
Change in value used for calculating hedge ineffectiveness	64,809	(9,038)
Cash flow hedge reserve (AOCI)	(64,809)	9,038
Foreign currency risk | Forecast sales
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	0	0
Financial liabilities, carrying value	0	0
Change in value used for calculating hedge ineffectiveness	2,554	(4,104)
Cash flow hedge reserve (AOCI)	(2,554)	4,104
Foreign currency risk | Forecast expenses
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	0	0
Financial liabilities, carrying value	0	0
Change in value used for calculating hedge ineffectiveness	4	1,626
Cash flow hedge reserve (AOCI)	(4)	(1,626)
Commodity risk | Forecast purchases
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	0	0
Financial liabilities, carrying value	0	0
Change in value used for calculating hedge ineffectiveness	64,813	4,205
Cash flow hedge reserve (AOCI)	(64,813)	(4,205)
Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	0	0
Financial liabilities, carrying value	0	0
Change in value used for calculating hedge ineffectiveness	(2,562)	(10,765)
Cash flow hedge reserve (AOCI)	$ 2,562	$ 10,765